RELATED PARTY TRANSACTIONS (Summary of Related Party Balances (Details)) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related party balances
Amounts due from related parties:	$ 101,686	$ 25,820
Amounts due to related parties	6,612	7,040
Gain or loss on disposal	5,297	1,876
Vimicro Tianshi [Member]
Related party balances
Amounts due from related parties:		5,000
Vimicro Qingdao [Member]
Related party balances
Amounts due from related parties:	45	77
VMF Consulting Company [Member]
Related party balances
Amounts due from related parties:	449	450
Vimicro Wuxi [Member]
Related party balances
Amounts due from related parties:	22	33
Amounts due to related parties	1	204
Tianjin SAMC [Member]
Related party balances
Amounts due from related parties:	231	885
Zhongtianxin [Member]
Related party balances
Amounts due from related parties:	100,938	19,375
Amounts due to related parties	$ 6,611	$ 6,836